Income Tax Expense - Summary of Net Profit/(Loss) Before Income Taxes and Non-controlling Interest (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ 8,774	€ (20,565)	€ (31,345)
Actual tax charge	4,389	4,341	2,335
IRES (state tax) [member]
Disclosure Of Income Taxes [line items]
Expected tax benefit (expense) at statutory tax rates	(2,106)	4,936	7,523
Tax exempt income	2,320	4,806	3,297
Aggregate effect of different tax rates in foreign jurisdictions	191	322	(139)
Italian regional tax	(78)	(24)	(78)
Non-deductible expenses	(5,152)	(5,575)	(4,521)
Tax effect on unremitted earnings	(515)	(1,024)	(430)
Non taxable gain from disposal of a subsidiary	1,057	0	0
Chinese withholding tax on income not recoverable	(699)	(1,396)	(139)
Effect of net change in deferred tax assets unrecognised	593	(6,386)	(7,848)
Actual tax charge	(4,389)	(4,341)	(2,335)
Domestic [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	(1,551)	(17,049)	(24,808)
Foreign [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ 10,325	€ (3,516)	€ (6,537)